Condensed Consolidated Balance Sheets (Parenthetical) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Jun. 30, 2021	Mar. 31, 2021	Nov. 06, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Mar. 13, 2020	Dec. 31, 2018	Sep. 19, 2018	Sep. 10, 2018
Common shares, issued	23,000,000	23,000,000
Common shares, outstanding	23,000,000	23,000,000
Total assets	$ 230,299,733	$ 231,323,610	$ 50,000	$ 230,754,006	$ 231,036,262		$ 231,395,659	$ 231,466,990	$ 231,843,054	$ 231,769,236
Total liabilities	$ 25,202,318	$ 25,358,720	$ 27,300	$ 25,224,557	$ 19,386,072		$ 22,903,099	$ 20,557,770	$ 18,315,099	$ 17,812,302
TOI Parent Inc.
Dividend rate	6.00%	6.00%	6.00%
Series A Preferred Shares, par value	$ 0.001	$ 0.001	$ 0.001
Series A Preferred Shares, authorized		20,000	20,000	20,000
Series A Preferred Shares, issued	11,451	10,000	10,000
Series A Preferred Shares, outstanding	11,451	10,000	10,000
Common shares, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common shares, authorized	400,000	400,000	400,000			400,000							20,000
Common shares, issued	100	100	0
Common shares, outstanding		100	0								0	1,000
Total assets	$ 90,827,327	$ 65,688,568	$ 59,520,738
Total liabilities	43,343,941	37,587,051	17,298,392
TOI Parent Inc. | Variable interest entity
Total assets	31,261,239	22,638,471	21,120,119
Total liabilities	$ 57,055,742	$ 40,426,148	$ 27,717,181